UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2022

Item 1: Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

For the six-month period ended December 31, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Maturity

4	Schedule of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett U.S. Government & Government
Sponsored Enterprises Money Market Fund
Semiannual Report

For the six-month period ended December 31, 2022

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the six-month period ended December 31, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees, if applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 through December 31, 2022).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/22 – 12/31/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/22	12/31/22	7/1/22 - 12/31/22
Class A
Actual	$1,000.00	$1,012.50	$1.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.79	$1.43
Class C
Actual	$1,000.00	$1,012.50	$1.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.79	$1.43
Class I
Actual	$1,000.00	$1,012.40	$1.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.79	$1.43

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.28% for Class A, Class C and Class I) multiplied by the average account value over the period, multiplied by 184 /365 (to reflect one-half year period).

Portfolio Holdings Presented by Maturity

December 31, 2022

Days	%*
1 – 30 days	78.78%
31 – 60 days	11.37%
61 – 90 days	9.85%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

December 31, 2022

Investments	Yield(1)		Maturity Date		Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 47.85%
Federal Home Loan Bank Discount Notes	3.83%		1/20/2023		$32,000,000	$31,932,782
Federal Home Loan Bank Discount Notes	3.94%		1/25/2023		50,000,000	49,865,100
Federal Home Loan Bank	4.35% (SOFR +.05	)#	1/3/2023	(2)	80,000,000	80,000,000
Federal Home Loan Bank	4.35% (SOFR +.05	)#	1/3/2023	(2)	100,000,000	100,000,000
Federal Home Loan Bank	4.33% (SOFR +.03	)#	1/3/2023	(2)	149,999,999	150,000,000
Total Government Sponsored Enterprises Securities (cost $411,797,882)						411,797,882

U.S. TREASURY OBLIGATIONS 24.82%
U.S. Treasury Bill	3.80%		2/7/2023		55,000,000	54,782,368
U.S. Treasury Bill	4.09%		2/21/2023		60,000,000	59,650,650
U.S. Treasury Bill	4.26%		3/14/2023		2,363,000	2,342,867
U.S. Treasury Bill	4.27%		3/14/2023		97,637,000	96,804,156
Total U.S. Treasury Obligations (cost $213,580,041)						213,580,041
Total Investments in Securities (cost $625,377,923)						625,377,923

REPURCHASE AGREEMENTS 44.27%
Repurchase Agreement dated 12/30/2022, 2.05% due 1/3/2023 with Fixed Income Clearing Corp. collateralized by $21,350,500 of U.S. Treasury Note at 4.275% due 4/30/2024; value: $21,454,178; proceeds: $21,038,280					21,033,489	21,033,489
Repurchase Agreement dated 12/30/2022, 4.25% due 1/3/2023 with Barclays Bank plc collateralized by $234,993,000 of U.S. Treasury Note at 4.00% due 11/15/2052; value: $239,393,244; proceeds: $234,810,089					234,699,259	234,699,259
Repurchase Agreement dated 12/30/2022, 4.30% due 1/3/2023 with TD Securities USA LLC collateralized by $131,418,000 of U.S. Treasury Note at 2.50% due 01/31/2025; value: $127,805,791; proceeds: $125,359,660					125,299,795	125,299,795
Total Repurchase Agreements (cost $381,032,543)						381,032,543
Total Investments in Securities and Repurchase Agreements 116.94% (cost $1,006,410,466)*						1,006,410,466
Other Assets and Liabilities – Net (16.94%)						(145,817,497)
Net Assets 100.00%						$860,592,969

SOFR	Secured Overnight Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2022.
(1)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(2)	Floating/variable rate note with current rate and current maturity or next reset date shown.
*	Cost for Federal income tax purposes is $1,006,410,466. Weighted average maturity and life of investments are 17 days and 44 days, respectively.

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

December 31, 2022

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$411,797,882	$–	$411,797,882
U.S. Treasury Obligations	–	213,580,041	–	213,580,041
Repurchase Agreements	–	381,032,543	–	381,032,543
Total	$–	$1,006,410,466	$–	$1,006,410,466

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (unaudited)

December 31, 2022

ASSETS:
Investments in securities, at cost and fair value	$625,377,923
Investments in repurchase agreements, at cost and fair value	381,032,543
Cash	2,395
Receivables:
Capital shares sold	8,962,915
Interest	908,670
Prepaid expenses	44,598
Total assets	1,016,329,044
LIABILITIES:
Payables:
Investment securities purchased	150,000,000
Capital shares reacquired	2,749,937
Management fee	103,130
Directors’ fees	102,491
Fund administration	27,501
Distributions payable	2,620,193
Accrued expenses	132,823
Total liabilities	155,736,075
NET ASSETS	$860,592,969
COMPOSITION OF NET ASSETS:
Paid-in capital	$861,095,833
Total distributable earnings (loss)	(502,864)
Net Assets	$860,592,969
Net assets by class:
Class A Shares	$819,929,421
Class C Shares	$34,156,141
Class I Shares	$6,507,407
Outstanding shares by class:
Class A Shares (2.8 billion shares of common stock authorized, $.001 par value)	820,350,549
Class C Shares (500 million shares of common stock authorized, $.001 par value)	34,176,134
Class I Shares (437.5 million shares of common stock authorized, $.001 par value)	6,510,118
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$1.00
Class C Shares–Net asset value	$1.00
Class I Shares–Net asset value	$1.00

6	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2022

Investment income:
Interest and other	$10,516,595
Expenses:
Management fee	568,611
Shareholder servicing	198,841
Fund administration	151,629
Registration	57,074
Professional	29,111
Reports to shareholders	13,397
Directors’ fees	7,922
Custody	3,362
Other	42,527
Gross expenses	1,072,474
Expense reductions (See Note 7)	(7,511)
Fees waived and expenses reimbursed (See Note 3)	(3,362)
Net expenses	1,061,601
Net investment income	9,454,994
Net realized gain (loss) on investments	(383,266)
Net Increase in Net Assets Resulting From Operations	$9,071,728

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended December 31, 2022 (unaudited)	For the Year Ended June 30, 2022
Operations:
Net investment income	$9,454,994	$776,735
Net realized gain (loss) on investments	(383,266)	214,483
Net increase in net assets resulting from operations	9,071,728	991,218
Distributions to shareholders:
Class A	(8,946,765)	(984,880)
Class C	(430,755)	(46,326)
Class I	(77,475)	(9,339)
Total distributions to shareholders	(9,454,995)	(1,040,545)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	450,911,878	753,814,015
Reinvestment of distributions	9,121,810	977,025
Cost of shares reacquired	(367,651,136)	(585,902,707)
Net increase in net assets resulting from capital share transactions	92,382,552	168,888,333
Net increase in net assets	91,999,285	168,839,006
NET ASSETS:
Beginning of period	$768,593,684	$599,754,678
End of period	$860,592,969	$768,593,684

8	See Notes to Financial Statements.

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Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)		Total from investment operations		Net investment income		Net asset value, end of period
Class A
12/31/2022(c)	$1.00	$0.01		$0.01		$(0.01)		$1.00
6/30/2022	1.00	–	(f)(g)	–	(g)	–	(g)(h)	1.00
6/30/2021	1.00	–	(g)	–	(g)	–	(g)	1.00
6/30/2020	1.00	0.01		0.01		(0.01)		1.00
6/30/2019	1.00	0.02		0.02		(0.02)		1.00
6/30/2018	1.00	0.01		0.01		(0.01)		1.00
Class C
12/31/2022(c)	1.00	0.01		0.01		(0.01)		1.00
6/30/2022	1.00	–	(f)(g)	–	(g)	–	(g)(h)	1.00
6/30/2021	1.00	–	(g)	–	(g)	–	(g)	1.00
6/30/2020	1.00	0.01		0.01		(0.01)		1.00
6/30/2019	1.00	0.02		0.02		(0.02)		1.00
6/30/2018	1.00	0.01		0.01		(0.01)		1.00
Class I
12/31/2022(c)	1.00	0.01		0.01		(0.01)		1.00
6/30/2022	1.00	–	(f)(g)	–	(g)	–	(g)(h)	1.00
6/30/2021	1.00	–	(g)	–	(g)	–	(g)	1.00
6/30/2020	1.00	0.01		0.01		(0.01)		1.00
6/30/2019	1.00	0.02		0.02		(0.02)		1.00
6/30/2018	1.00	0.01		0.01		(0.01)		1.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Includes net realized gain (loss) on investments.
(g)	Amount less than $0.01.
(h)	Includes capital gain distribution.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)

1.25	(d)	0.28	(e)	0.28	(e)	2.50	(e)	$819,929
0.15		0.12		0.28		0.13		721,193
0.01		0.07		0.31		0.01		569,289
1.05		0.24		0.30		0.74		630,663
1.67		0.56		0.56		1.67		335,394
0.65		0.62		0.62		0.62		332,486

1.25	(d)	0.28	(e)	0.28	(e)	2.41	(e)	34,156
0.15		0.12		0.28		0.14		39,078
0.01		0.07		0.31		0.01		24,664
1.05		0.23		0.29		0.63		56,098
1.67		0.57		0.57		1.66		19,383
0.65		0.62		0.62		0.62		22,994

1.24	(d)	0.28	(e)	0.28	(e)	2.38	(e)	6,507
0.15		0.11		0.28		0.11		8,323
0.01		0.07		0.31		0.01		5,802
1.05		0.29		0.32		1.24		5,986
1.67		0.58		0.58		1.64		12,826
0.65		0.62		0.62		0.62		8,183

See Notes to Financial Statements.	11

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund operates as a government money market fund under Rule 2a-7 under the Act.

The Fund has three active share classes: Classes A, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A or Class C shares acquired through an exchange. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value in accordance with Rule 2a-7 under the Act. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at amortized cost, which approximates fair value due to the short duration of the issue.

Notes to Financial Statements (continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified- cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended June 30, 2019 through June 30, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on

Notes to Financial Statements (continued)

the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is .15% of the Fund’s daily average net assets. The management fee is accrued daily and payable monthly.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $3,362 of fund administration fee during the six months ended December 31, 2022.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The Board has not authorized any fees to date pursuant to the plan. The distribution and service fees are accrued daily and payable monthly.

Class I shares do not have a distribution plan.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the six months ended December 31, 2022 and year ended June 30, 2022 was as follows:

	Six Months Ended 12/31/2022 (unaudited)	Year Ended 6/30/2022
Distributions paid from:
Ordinary income	$9,454,995	$1,040,545
Total distributions paid	$9,454,995	$1,040,545

Notes to Financial Statements (continued)

5.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$381,032,543	$ –	$381,032,543
Total	$381,032,543	$ –	$381,032,543

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$ 21,033,489	$ –	$ –	$ (21,033,489)	$ –
TD Securities USA LLC	125,299,795	–	–	(125,299,795)	–
Barclays Bank plc	234,699,259	–	–	(234,699,259)	–
Total	$381,032,543	$ –	$ –	$(381,032,543)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2022.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

Notes to Financial Statements (continued)

8.	LINE OF CREDIT

For the period ended August 3, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended August 3, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million. Under the Bilateral Facility, the Participating Funds are subject to borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended December 31, 2022 the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended December 31, 2022, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

Notes to Financial Statements (continued)

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2022, the Fund did not loan any securities.

12.	INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has,

Notes to Financial Statements (concluded)

and could again, negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time. Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to and is likely to continue to contribute to, market volatility, inflation and systemic economic weakness. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended December 31, 2022 (unaudited)		Year Ended June 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	434,828,022	$434,828,022	708,860,025	$708,860,025
Converted from Class C*	870,004	870,004	1,973,373	1,973,373
Reinvestment of distributions	8,670,807	8,670,807	927,990	927,990
Shares reacquired	(345,270,126)	(345,270,126)	(559,810,413)	(559,810,413)
Increase	99,098,707	$99,098,707	151,950,975	$151,950,975

Class C Shares
Shares sold	16,040,503	$16,040,504	32,951,298	$32,951,298
Reinvestment of distributions	401,100	401,101	43,342	43,342
Shares reacquired	(20,475,070)	(20,475,071)	(16,604,600)	(16,604,600)
Converted to Class A*	(870,004)	(870,004)	(1,973,373)	(1,973,373)
Increase (decrease)	(4,903,471)	$(4,903,470)	14,416,667	$14,416,667

Class I Shares
Shares sold	43,352	$43,352	12,002,692	$12,002,692
Reinvestment of distributions	49,902	49,902	5,693	5,693
Shares reacquired	(1,905,939)	(1,905,939)	(9,487,694)	(9,487,694)
Increase (decrease)	(1,812,685)	$(1,812,685)	2,520,691	$2,520,691

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC on Form N-MFP, which may be obtained 60 days after the end of the month to which the information pertains. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.	LAMM-3 (02/23)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT &
GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 24, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: February 24, 2023